Intangible assets and goodwill - Impairment testing of goodwill (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets and goodwill
Period over which management has projected cash flows	3 years	3 years	3 years
Discount rates applied to cash flow projections	9.70%	10.60%	10.20%
Growth rates applied to cash flow projections	3.50%	2.50%	2.50%